Financial instruments and risk management (Details 4) - Trade receivables, contract assets and other receivables - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Total	R$ 507,875	R$ 262,249
NAE (North America and Europe)
Financial instruments and risk management
Total	297,430	180,522
North America
Financial instruments and risk management
Total	287,992	179,943
Europe
Financial instruments and risk management
Total	9,438	579
LATAM (Latin America)
Financial instruments and risk management
Total	202,528	75,577
APJ (Asia, Pacific and Japan)
Financial instruments and risk management
Total	R$ 7,917	R$ 6,150